Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Schedule of Components of Lease Expenses

The components of lease expense for the Company for the years ended December 31, 2025, and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Lease cost
Fixed lease cost	$-	$678
Variable lease cost	-	214
Total lease cost	$-	$892

Other information
Cash paid for amounts included in the measurement of lease liabilities	$-	$681
Weighted-average remaining lease term	-	-
Weighted-average discount rate	-	-

Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Undiscounted Future Minimum Lease Payments

Total undiscounted future minimum lease payments under the License as of June 30, 2026, by year and in aggregate, are as follows:

Years Ending December 31,	Amount

2026	$188,100
2027	126,654
Total lease payments	314,754
Less: imputed interest	(11,496)
Present value of lease liabilities	$303,258